Derivative Financial Instruments and Off-balance sheet Financial Instruments - Off-balance sheet financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commitments to invest in limited partnership interests	$ 918	$ 1,063
Private placement commitments	0	16
Other loan commitments	$ 75	$ 118